Significant accounting policies - Disclosure of Expected Loss Rates (Details)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
0 – 3 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	0.00%	0.00%	0.00%
3 – 6 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	25.00%	25.00%	25.00%
6 – 9 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	50.00%	50.00%	50.00%
9 – 12 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	75.00%	75.00%	75.00%
>12 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	100.00%	100.00%	100.00%